Inventory	12 Months Ended
Sep. 30, 2017
Inventory [Abstract]
Inventory

NOTE 8 - INVENTORY

Inventories as of September 30, 2017 and 2016 consist of the following:

(in millions)	2017	2016
Raw materials	$95.7	$96.8
Work-in-process	35.5	26.0
Finished goods	365.1	327.1
	$496.3	$449.9